Share Based Compensation (Details) - Schedule of key assumptions used to determine the fair value of the options at the grant date	12 Months Ended
Jun. 30, 2022 $ / shares
Share Based Compensation (Details) - Schedule of key assumptions used to determine the fair value of the options at the grant date [Line Items]
Expected dividend yield	0.00%
Minimum [Member]
Share Based Compensation (Details) - Schedule of key assumptions used to determine the fair value of the options at the grant date [Line Items]
Expected volatility	50.00%
Risk-free interest rate	2.50%
Exercise multiple (in Dollars per share)	$ 2.2
Maximum [Member]
Share Based Compensation (Details) - Schedule of key assumptions used to determine the fair value of the options at the grant date [Line Items]
Expected volatility	53.30%
Risk-free interest rate	2.80%
Exercise multiple (in Dollars per share)	$ 2.8